Fundrise Income Real Estate Fund, LLC
Schedule of Investments (Unaudited)
September 30, 2023

See accompanying Notes to the Schedule of Investments.
(Amounts in thousands)
Par/Shares Description Acquisition Date
 (1)
Value as of
September 30, 2023
Private Real Estate - 75.8%
Equity - 17.8%
Development - 10.5%
N/A
 (2)
Income 1 TRS, LLC | Various locations  (Cost $53,899)
 (3)(4)(5)(6)
03/31/22 $ 61,219
Multifamily - 7.3%
N/A
 (2)
23Hundred JV LP | Plano, TX  (Cost $4,232)
 (4)(5)
03/31/22 $ 7,152
N/A
 (2)
FR MP Brandon Glen JV, LLC | Conyers, GA  (Cost $6,925)
 (4)(5)(6)
03/31/22 9,850
N/A
 (2)
Fundrise Insight Two LLC | Arlington, VA  (Cost $1)
 (3)(4)(5)(6)
03/31/22 1
N/A
 (2)
Liberty Hills JV, LP | Houston, TX  (Cost $7,031)
 (4)(5)
03/31/22 7,036
N/A
 (2)
Luxe JV, LP | Tampa, FL  (Cost $7,670)
 (4)(5)
03/31/22 7,519
N/A
 (2)
Presley JV, LP | Charlotte, NC  (Cost $4,852)
 (4)(5)
03/31/22 4,878
N/A
 (2)
The View JV LP | Lewisville, TX  (Cost $6,105)
 (4)(5)
03/31/22 6,156
Total Multifamily (Cost $36,81 6 ) $ 42,592
Total Equity (Cost $90,715) $ 103,811
Mezzanine Debt - 7.6%
Multifamily - 7.6%
$ 16,423 NexMetro Grand Member, LLC | El Mirage, AZ, 10.55%, 10.55% PIK, 01/20/24
(Cost $19,578)
 (4)(5)(7)
03/31/22 $ 19,452
12,612 NexMetro Oakridge Member, LLC | Forney, TX, 12.50%, 12.50% PIK, 10/23/23
(Cost $17,094)
 (4)(5)(7)
03/31/22 17,094
383 NexMetro Palomino Member, LLC | Glendale, AZ, 10.25% + SOFR, 15.52%, PIK,
08/28/26 (Cost $386)
 (3)(4)(5)(7)(8)
02/28/23 386
7,067 RSE Boat Club Investor, LLC | Fort Worth, TX, 10.25% + SOFR, 15.52% PIK,
09/27/25 (Cost $7,496)
 (4)(5)(7)(8)
09/27/22 7,503
Total Multifamily (Cost $44,554 ) $ 44,435
Total Mezzanine Debt (Cost $44,554) $ 44,435
Preferred Equity - 12.2%
Hospitality - 0.4%
$ 2,229 Y Hotel Leveraged Lender, LLC, 15.50%, 11/13/19 (Cost $2,229)
 (4)(5)(6)(9)
03/31/22 $ 2,150
Multifamily - 11.8%
$ 4,500 Breckenridge Group Springfield Missouri, LLC | Springfield, MO, 13.50%, 01/01/26
(Cost $4,500)
 (4)(5)
03/31/22 $ 4,508
6,820 C V Fort Meyers Investor, LLC | Fort Meyers, FL, 10.50%, 2.50% PIK, 07/10/24
(Cost $8,747)
 (4)(5)(7)
03/31/22 8,747
15,229 Encore Narcoossee, LLC | Orlando, FL, 9.85%, 9.85% PIK, 12/29/25
(Cost $15,700)
 (4)(5)(7)
06/29/22 15,713
6,835 Fort Myers Reef Holdings, LLC | Fort Meyers, FL, 10.90%, 4.07% PIK, 09/01/28
(Cost $8,854)
 (3)(4)(5)(7)
03/31/22 8,881
935 RSE Daytona Investor, LLC | Daytona Beach, FL, 13.50%, 13.50% PIK, 02/09/26
(Cost $1,020)
 (3)(4)(5)(7)
02/09/23 1,022
360 RSE Thompson Reserve Investor, LLC | Scottsdale, AZ, 13.85%, 10.35% PIK, 05/09/26
(Cost $375)
 (3)(4)(5)(7)
05/09/23 376
16,700 SFR Reflections I, LLC | Sunrise, FL, 10.10%, 12/01/30 (Cost $16,700)
 (4)(5)
03/31/22 16,745
6,587 WP Gainesville MF-FL Holdings, LLC | Gainesville, FL, 11.00%, 11.00% PIK,
09/21/25 (Cost $7,596)
 (4)(5)(7)
03/31/22 7,600
3,750 WP Walcott Hackensack Sub, LLC | Hackensack, NJ, 11.00%, 6.00% PIK, 01/29/24
(Cost $4,627)
 (4)(5)(7)
03/31/22 4,627
Total Multifamily (Cost $68,119 ) $ 68,219
Total Preferred Equity (Cost $70,348) $ 70,369
Promissory Notes - 31.0%
Development - 31.0%
$ 3,587 FR Arbor Place, LLC | Douglasville, GA, 9.50%, 07/21/29 (Cost $3,587)
 (3)(4)(5)
03/31/22 $ 3,577
28,160 FR Beeson, LLC | Katy, TX, 8.50%, 08/27/29 (Cost $28,160)
 (3)(4)(5)
03/31/22 27,688
11,733 FR Berry Creek, LLC | Georgetown, TX, 9.50%, 03/09/30 (Cost $11,733)
 (3)(4)(5)
03/31/22 11,652
8,135 FR Berry Hills, LLC | Georgetown, TX, 8.50%, 07/29/30 (Cost $8,135)
 (3)(4)(5)
07/29/22 8,082
5,724 FR Cade's Bluff, LLC | Mt. Juliet, TN, 9.50%, 09/23/30 (Cost $5,724)
 (3)(4)(5)
09/23/22 5,733
1,294 FR Castlewood, LLC | Taylor, TX, 9.00%, 05/02/30 (Cost $1,294)
 (3)(4)(5)
05/02/22 1,277
3,237 FR Clinton Corner, LLC | Dade City, FL, 10.50%, 03/29/29 (Cost $3,237)
 (3)(4)(5)
03/31/22 3,244
4,015 FR Crescent Mills, LLC | Smithfield, NC, 9.00%, 05/03/30 (Cost $4,015)
 (3)(4)(5)
05/03/22 3,971
10,636 FR Eastwood, LLC | Jarrell, TX, 9.00%, 11/17/29 (Cost $10,636)
 (3)(4)(5)
03/31/22 10,576

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (Unaudited)
September 30, 2023

See accompanying Notes to the Schedule of Investments.
Par/Shares Description Acquisition Date
 (1)
Value as of
September 30, 2023
Development - 31.0% (continued)
$ 5,554 FR Holmes, LLC | Myrtle Beach, SC, 8.00%, 05/27/30 (Cost $5,554)
 (3)(4)(5)
05/27/22 $ 5,491
3,682 FR Legacy Hills, LLC | Celina, TX, 8.50%, 07/29/30 (Cost $3,682)
 (3)(4)(5)
07/29/22 3,639
11,462 FR Meadow Park, LLC | Melissa, TX, 9.50%, 09/01/29 (Cost $11,462)
 (3)(4)(5)
03/31/22 11,358
13,474 FR Providence Gardens, LLC | Davenport, FL, 8.50%, 02/24/30 (Cost $13,474)
 (3)(4)(5)
03/31/22 13,153
17,162 FR Swope LB, LLC | Land O' Lakes, FL, 8.00%, 08/31/30 (Cost $17,162)
 (3)(4)(5)
08/31/22 16,928
12,920 FR Swope LH, LLC | Land O' Lakes, FL, 8.50%, 08/31/30 (Cost $12,920)
 (3)(4)(5)
08/31/22 12,900
16,402 FR Tom Miller, LLC | Bethlehem, GA, 9.00%, 06/14/30 (Cost $16,402)
 (3)(4)(5)
06/15/22 16,412
4,268 FR Trailside, LLC | Mount Dora, FL, 8.50%, 08/22/30 (Cost $4,268)
 (3)(4)(5)
08/22/22 4,271
2,124 FR Vaughn Farms, LLC | Conyers, GA, 10.50%, 04/13/29 (Cost $2,124)
 (3)(4)(5)
03/31/22 2,127
4,066 FR Washington Street, LLC | Covington, GA, 9.00%, 11/15/29 (Cost $4,066)
 (3)(4)(5)
03/31/22 4,044
5,626 FR Willow Landing, LLC | Nashville, TN, 9.50%, 09/13/30 (Cost $5,626)
 (3)(4)(5)
09/13/22 5,637
193 FR Wilsons Walk, LLC | Clayton, NC, 9.00%, 10/04/29 (Cost $193)
 (3)(4)(5)
03/31/22 190
9,442 FR Wong Tract, LLC | Austin, TX, 8.50%, 08/31/30 (Cost $9,442)
 (3)(4)(5)
08/31/22 9,436
Total Development (Cost $182,89 6 ) $ 181,386
Total Promissory Notes (Cost $182,896) $ 181,386
Senior Debt - 7.2%
Land - 4.0%
$ 19,255 The Station East Owner II, LLC | Union City, CA, 9.50%, 11/20/23 (Cost $19,255)
 (4)(5)
03/31/22 $ 19,229
3,920 The Station East Owner III, LLC | Union City, CA, 15.00%, 09/16/24
(Cost $3,920)
 (3)(4)(5)
05/16/23 3,920
Total Land (Cost $23,175 ) $ 23,149
Multifamily - 3.2%
$ 3,350 1550 South Fairfax, LLC | Los Angeles, CA, 11.00%, 04/15/22 (Cost $3,350)
 (4)(5)(6)(9)
03/31/22 $ 3,350
3,000 4927 Washington, LLC | Los Angeles, CA, 12.90%, 04/19/22 (Cost $3,000)
 (4)(5)(6)(9)
03/31/22 3,000
12,463 Vose-Van Nuys, LLC, 15.00%, 09/01/23 (Cost $12,463)
 (4)(5)(9)
03/31/22 12,464
Total Multifamily (Cost $18,81 3 ) $ 18,814
Total Senior Debt (Cost $41,988) $ 41,963
Total Private Real Estate (Cost $430,501) $ 441,964
Common Stock - 8.1%
Mortgage Real Estate Investment Trust - 8.1%
1,557 AGNC Investment Corp. REIT $ 14,701
1,738 Annaly Capital Management, Inc. REIT 32,699
Total Mortgage Real Estate Investment Trust (Cost $49,964 ) $ 47,400
Total Common Stock (Cost $49,964) $ 47,400
Residential Mortgage-Backed Securities - 9.0%
Non-U.S. Government Agency Issues - 9.0%
$ 14,067 Bridge 2022-SFR1 Trust (E1 Class), 6.30%, 11/17/25
 (10)
$ 13,538
3,254 New Residential Mortgage Loan Trust 2022-SFR2 (E2 Class), 4.00%, 09/04/27
 (10)
2,725
22,000 New Residential Mortgage Loan Trust 2022-SFR2 (F Class), 4.00%, 09/04/27
 (10)
17,946
2,500 Progress Residential 2021-SFR4 Trust (F Class), 3.41%, 05/17/26
 (10)
2,189
14,745 Progress Residential 2022-SFR7 Trust (E1 Class), 6.75%, 10/27/27
 (10)
14,223
2,000 Tricon Residential Trust 2023-SFR1 (E Class), 7.98%, 07/17/2 8
 (10)
1,990
Total Residential Mortgage-Backed Securities (Cost $52,411) $ 52,611
Short-Term Investments - 8.3%
46,967 Allspring Government Money Market Fund, Select Class Shares, 5.41%
 (11)
$ 46,967
1,479 Northern Institutional U.S. Government Select Portfolio, 5.22%
 (11)
1,479
Total Short-Term Investments (Cost $48,446) $ 48,446
Total investments, at value - 101.2% (Cost $581,322) $ 590,421
Other liabilities in excess of assets - (1.2)% (7,209)
Total Net Assets - 100.0% $ 583,212
LLC Limited Liability Company
LP Limited Partnership
REIT Real Estate Investment Trust

Fundrise Income Real Estate Fund, LLC
Schedule of Investments (Unaudited)
September 30, 2023

See accompanying Notes to the Schedule of Investments.
(1)
Initial acquisition or investment date. Assets with an acquisition date of March 31, 2022 were acquired by the Fund in connection with the Merger. See Note
1, Formation and Organization , for more information on the assets acquired from the Merger.
(2) The Fund owns LLC or LP membership interests in restricted security not traded in public markets.
(3)
Investment in an affiliate. See Note 2, Summary of Significant Accounting Policies - Fair Value Measurement for additional information.
(4) Investments classified as Level 3 within the three-tier fair value hierarchy. See the accompanying notes to the schedule of investments for an explanation of this hierarchy, as well as a list of significant unobservable inputs used in the valuation of these instruments.
(5)
Restricted security. The aggregate value of restricted securities at September 30, 2023 is approximately $441,964 (amount in thousands) and represents
75.8% of net assets.
(6) Non-income producing investment.
(7) Rate disclosed for investments with payment in kind (PIK) interest. The PIK interest, computed at the contractual rate specified in each loan agreement, is added to the principal balance of the investment, rather than being paid in cash, and is recorded as interest income. Thus, the actual collection of PIK interest may be deferred until the time of debt principal repayment.
(8) This investment has a floating interest rate. Investments are shown at their current rate as of September 30, 2023.
(9) As of September 30, 2023, this investment had incurred an event of default due to non-payment of outstanding principal and contractual interest, and is non-
accrual. The real estate investment is secured by the underlying property.
(10) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold to qualified institutional buyers in transactions exempt from registration. At the period end, the value of these securities amounted to $52,611 (amount in thousands) or 9.0% of net assets.
(11) Rate disclosed is representative of the Fund's seven-day effective yield as of September 30, 2023.

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (Unaudited)
September 30, 2023

1. Formation and Organization
Fundrise Income Real Estate Fund, LLC (the “Fund” or the “Registrant”) is a Delaware limited liability company and has elected to be taxed as a real estate invesment trust (a "REIT") for U.S. federal income tax purposes under Part II of Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the "Code"), commencing with its taxable year ending December 31, 2022, and intends to continue to operate as such. The Fund is organized as a continuously offered, non-diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that operates as an interval fund. The Fund’s registration statement was declared effective on February 3, 2022. The Fund commenced investment operations on April 1, 2022, following the tax-free reorganization on March 31, 2022.
The Fund’s investment objective is to seek current income from which to pay attractive, consistent cash distributions while preserving capital. Generally, the Fund’s investment strategy is to invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in residential and commercial real estate, the securities of real estate and real estate-related issuers, and real estate-related loans or other real estate-related debt securities.
The investment adviser to the Fund is Fundrise Advisors, LLC (the “Adviser”), an investment adviser registered with the U.S.
Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended. The Adviser is a wholly-
owned subsidiary of Rise Companies Corp. (“Rise Companies” or the “Sponsor”), the Fund’s sponsor. Subject to the supervision of the Board of Directors of the Fund (the “Board”), the Adviser is responsible for directing the management of the Fund’s business and affairs, managing the Fund’s day-to-day affairs, and implementing the Fund’s investment strategy.
2. Summary of Significant Accounting Policies
Valuation Oversight
In connection with SEC Rule 2a-5, effective September 2022, the Board has approved the Adviser as the Fund’s Valuation Designee
(“Valuation Designee”), to provide administration and oversight of the Fund’s valuation policies and procedures. The Fund values its investments in accordance with such procedures. Generally, portfolio securities and other assets for which market quotations are readily available are valued at market value, which is ordinarily determined on the basis of official closing prices or the last reported sales prices. If market quotations are not readily available or are deemed unreliable, the Fund will use the fair value of the securities or other assets as determined by the Adviser in good faith, taking into consideration all available information and other factors that the Adviser deems pertinent, in each case subject to the overall supervision and responsibility of the Board.
In calculating the Fund’s net asset value, the Adviser, subject to the oversight of the Board, uses various valuation methodologies.
To the extent practicable, the Adviser generally endeavors to maximize the use of observable inputs and minimize the use of unobservable inputs by requiring that the most observable inputs are to be used when available. The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors. When valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment, and may involve alternative methods to obtain fair values where market prices or market-based valuations are not readily available. As a result, the Adviser may exercise a higher degree of judgment in determining fair value for certain securities or other assets.
Fair Value Measurement
The following is a summary of certain methods generally used currently to value investments of the Fund under the Fund’s valuation procedures:
The Fund applies FASB ASC Topic 820, Fair Value Measurement, as amended, which establishes a framework for measuring fair value in accordance with U.S. GAAP and required disclosures of fair value measurement. U.S. GAAP defines the fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.
The Fund determines the fair value of certain investments in accordance with the fair value hierarchy that requires an entity to maximize the use of observable inputs. The fair value hierarchy includes the following three levels based on the objectivity of the inputs, which were used for categorizing the assets or liabilities for which fair value is being measured and reported:

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (Unaudited)
September 30, 2023

Level 1 – Quoted market prices in active markets for identical assets or liabilities.
Level 2 – Significant other observable inputs (e.g., quoted prices for similar items in active markets, quoted prices for identical or similar items in markets that are not active, inputs other than quoted prices that are observable such as interest rate and yield curves, and market-corroborated inputs).
Level 3 – Valuation generated from model-based techniques that use inputs that are significant and unobservable in the market. These unobservable assumptions reflect estimates of inputs that market participants would use in pricing the asset or liability. Valuation techniques may include use of discounted cash flow methodologies or similar techniques, which incorporate management’s own estimates of assumptions that market participants would use in pricing the instrument or other valuation assumptions that require significant management judgment or estimation.
The Fund’s real estate equity investments are typically fair valued based on a discounted cash flow or other income approach, or by market approaches like sales comparisons and cost approaches. The Fund accounts for properties at the individual property level and such assets are fair valued using inputs that consider property-level data that is gathered and evaluated periodically to reflect new information (e.g., rental payment history) regarding the property.
The Fund’s real estate debt investments in loans, including senior loans, mezzanine loans, and promissory notes, fair value is generally determined by the yield method using a discounted cash flow model using current market rates derived from observable market data.
Properties held through joint ventures generally will be valued in a manner that is consistent with the methods described above.
Once the value of a property held by the joint venture is determined and the Fund determines the fair value of any other assets and liabilities of the joint venture, the value of the Fund’s interest in the joint venture is then determined.
Investments in registered investment companies, including money market funds, are valued at the NAV as of the close of each business day. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy.
Fixed income securities may be valued by an outside pricing service overseen by the Valuation Designee. The pricing service may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Valuation Designee, in accordance with the valuation policy and procedures approved by the Board.
To the extent these securities are actively traded, they are categorized in Level 2 of the fair value hierarchy.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may differ significantly from the values that would have been used had a readily available market value existed for such investments, and the differences could be material.
The following is a summary of the inputs used as of September 30, 2023 , in valuing the Fund’s investments carried at fair value
(amounts in thousands) :
The following is a summary of quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of September 30, 2023 (amounts in thousands) . The weighted average range of unobservable inputs is based on the fair value of investments. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of
Level 1 Level 2 Level 3 Total
Private Real Estate Equity $ – $ – $ 103,811 $ 103,811
Private Real Estate Mezzanine Debt – – 44,435 44,435
Private Real Estate Preferred Equity – – 70,369 70,369
Private Real Estate Promissory Notes – – 181,386 181,386
Private Real Estate Senior Debt – – 41,963 41,963
Common Stock 47,400 – – 47,400
Residential Mortgage-Backed Securities – 52,611 – 52,611
Short-Term Investments 48,446 – – 48,446
Total Investments $ 95,846 $ 52,611 $ 441,964 $ 590,421

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (Unaudited)
September 30, 2023

significance. The tables are not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the
Fund’s determination of fair value.
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands) :
The Fund invests in one or more affiliated entities. As of September 30, 2023, the investments in affiliates consist of investments in real estate investment vehicles used to acquire, hold, and finance multifamily properties and land for future development. The affiliated investment vehicles have not been registered under the Securities Act of 1933, as amended, and thus are subject to restrictions on resale.
As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund.
During the period ended September 30, 2023, investments in affiliates were as follows (amounts in thousands) :
Investment Fair Value Valuation Technique Unobservable Input
(1)
Range (Weighted
Average)
Impact to
Valuation from
an Increase in
Input
(2)
Private Real Estate Equity $ 93,960 Yield Method Discount Rate 9.0% - 10.5% (9.4%) Decrease
9,851
Income Approach,
Direct Capitalization Method Capitalization Rate 5.0% - 5.3% (5.3%) Decrease
Private Real Estate Preferred Equity 68,219 Yield Method Discount Rate 9.9% - 13.9% (10.7%) Decrease
2,150 Liquidation Approach Liquidation Value $9,350 - $9,350 ($9,350) Increase
Private Real Estate Mezzanine Debt 44,435 Yield Method Discount Rate 12.5% - 15.5% (13.5%) Decrease
Private Real Estate Senior Debt 41,963 Yield Method Discount Rate 11.0% - 15.0% (11.6%) Decrease
Private Real Estate Promissory Notes 181,386 Yield Method Discount Rate 8.8% - 10.5% (9.4%) Decrease
Total Investments
$ 441,964
(1) Represents the significant unobservable inputs used to fair value the financial instruments of the joint ventures. The fair value of such financial instruments is the largest component of the valuation of such entity as a whole.
(2) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.
Private Real
Estate Equity
Private Real
Estate Mezzanine
Debt
Private Real
Estate Preferred
Equity
Private
Real Estate
Promissory Notes
Private Real
Estate Senior
Debt Total
Balance as of December 31, 2022 $ 88,591 $ 46,035 $ 51,920 $ 158,207 $ 82,068 $ 426,821
Purchases 11,938 7,450 16,523 35,272 4,120 75,303
Accrued discounts (premiums) – – – – – –
PIK interest and dividends – 4,187 2,041 – – 6,228
Realized gain (loss) – – – – – –
Net change in unrealized
appreciation/depreciation 3,282 258 (115) (115) (25) 3,285
Return of capital distributions – – – – – –
Sales – (13,495) – (11,978) (44,200) (69,673)
Transfers into Level 3 – – – – – –
Transfers out of Level 3 – – – – – –
Balance as of September 30, 2023 $ 103,811 $ 44,435 $ 70,369 $ 181,386 $ 41,963 $ 441,964
Net change in unrealized
appreciation/depreciation for the
period ended September 30, 2023
related to Level 3 investments held at
September 30, 2023 $ 3,282 $ 258 $ (115) $ (115) $ (25) $ 3,285

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (Unaudited)
September 30, 2023

Affiliate
Acquisition
Date
Balance
as of
December
31, 2022
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK Interest
and Dividend
Income
Return of
Capital
Distribution
Change in
Unrealized
Appreciation/
Depreciation
Balance
as of
September
30, 2023
Fundrise Insight Two,
LLC
(1)
03/31/22 $ 1 – $ – $ – $ – $ – $ – $ 1
Income 1 TRS, LLC
(2)
03/31/22 46,661 11,938 – – – – 2,620 61,219
NexMetro Palomino
Member, LLC
(1)
02/28/23 – 383 – – 3 – – 386
Fort Meyers Reef
Holdings, LLC
(1)
03/31/22 8,513 – – – 361 – 7 8,881
RSE Daytona
Investor, LLC
(1)
02/09/23 – 935 – – 85 – 2 1,022
RSE Thompson
Reserve Investor,
LLC
(1)
05/09/23 – 360 – – 15 – 1 376
FR Arbor Place, LLC
– Promissory Note 03/31/22 3,570 – – – – – 7 3,577
FR Beeson, LLC –
Promissory Note 03/31/22 28,216 – – – – – (528) 27,688
FR Berry Creek, LLC
– Promissory Note 03/31/22 7,640 4,000 – – – – 12 11,652
FR Berry Hills, LLC
– Promissory Note 03/31/22 8,056 – – – – – 26 8,082
FR Cade’s Bluff, LLC
– Promissory Note 03/31/22 5,734 – – – – – (1) 5,733
FR Castlewood, LLC
– Promissory Note 03/31/22 1,274 – – – – – 3 1,277
FR Clinton Corner,
LLC – Promissory
Note 03/31/22 4,300 – (1,058) – – – 2 3,244
FR Crescent Mills,
LLC – Promissory
Note 03/31/22 3,960 – – – – – 11 3,971
FR Eastwood, LLC –
Promissory Note 03/31/22 15,943 – (5,420) – – – 53 10,576
FR Holmes, LLC –
Promissory Note 03/31/22 4,000 2,000 (500) – – – (9) 5,491
FR Legacy Hills,
LLC – Promissory
Note 03/31/22 3,628 – – – – – 11 3,639
FR Meadow Park,
LLC – Promissory
Note 03/31/22 8,457 3,000 – – – – (99) 11,358
FR Providence
Gardens, LLC –
Promissory Note 03/31/22 7,480 10,772 (5,000) – – – (99) 13,153
FR Swope LB, LLC –
Promissory Note 03/31/22 16,751 – – – – – 177 16,928
FR Swope LH, LLC –
Promissory Note 03/31/22 12,820 – – – – – 80 12,900
FR Tom Miller, LLC
– Promissory Note 03/31/22 886 15,500 – – – – 26 16,412
FR Trailside, LLC –
Promissory Note 03/31/22 4,128 – – – – – 143 4,271
FR Vaughn Farms,
LLC – Promissory
Note 03/31/22 2,127 – – – – – – 2,127
FR Washington
Street, LLC –
Promissory Note 03/31/22 4,038 – – – – – 6 4,044
FR Willow Landing,
LLC – Promissory
Note 03/31/22 5,633 – – – – – 4 5,637

Fundrise Income Real Estate Fund, LLC
Notes to Schedule of Investments (Unaudited)
September 30, 2023

Affiliate
Acquisition
Date
Balance
as of
December
31, 2022
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
and Capital
Gain
Distributions
PIK Interest
and Dividend
Income
Return of
Capital
Distribution
Change in
Unrealized
Appreciation/
Depreciation
Balance
as of
September
30, 2023
FR Wilsons Walk,
LLC – Promissory
Note 03/31/22 $ 193 $ – $ – $ – $ – $ – $ (3) $ 190
FR Wong Tract, LLC
– Promissory Note 03/31/22 9,373 – – – – – 63 9,436
The Station East
Owner III, LLC 05/16/23 – 4,120 (200) – – – – 3,920
Total $ 213,382 $ 53,008 $ (12,178) $ – $ 464 $ – $ 2,515 $ 257,191
(1) Investment represents a co-investment arrangement, in which the Fund co-invested alongside an affiliate of the Fund, including those of the Adviser
(“Real Estate Co-Investment Joint Ventures”). This arrangement is pursuant to the terms and conditions of the exemptive order issued by the SEC to the Fund, allowing the Fund to co-invest alongside certain entities affiliated with or managed by the Adviser. The Fund’s investments in real estate through the securities of a Real Estate Co-Investment Joint Ventures with its affiliates is subject to the requirements of the 1940 Act and terms and conditions of an exemptive order the Fund received from the SEC allowing the Fund and/or the Real Estate Co-Investment Joint Ventures
to co-invest alongside certain entities affiliated with or managed by the Adviser (REITs (each, an “eREIT®”) or other non-REIT compliant real estate-related funds). The exemptive order from the SEC imposes extensive conditions on the terms of any co-investment made by an affiliate of the Fund. The Fund has adopted procedures reasonably designed to ensure compliance with the exemptive order and the Board also oversees risk relative to such compliance.
(2) Controlled affiliate.